Derivative Instruments and Hedging Activities - Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (loss) gain on cross currency swaps	$ 9,441	$ (21,797)	$ 43,892	$ (28,329)
Foreign Exchange and Other Derivative Financial Instruments | Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(1,444)	(3,310)	(2,737)	(6,514)
Unrealized (loss) gain	(4,433)	8,111	1,905	12,490
Total realized and unrealized (loss) gain on cross currency swaps	$ (5,877)	$ 4,801	$ (832)	$ 5,976